Fees Summary	May 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,048,837.49
Previously Paid Amount	0.00
Total Fee Amount	5,530.74
Total Offset Amount	0.00
Net Fee	$ 5,530.74